Schedule of Investments (unaudited) September 30, 2019	LifePath Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(b) — 100.1%

Equity Funds — 78.4%
iShares Core MSCI Total International Stock ETF	$18,951,584	$1,094,643,492
iShares Developed Real Estate Index Fund — Class K	12,276,867	138,483,064
Large Cap Index Master Portfolio	1,503,838,064	1,503,838,064
Master Small Cap Index Series	98,088,836	98,088,836

		2,835,053,456

Fixed Income Funds — 21.3%
iShares TIPS Bond ETF	1,403,370	163,197,897
U.S. Total Bond Index Master Portfolio	606,370,020	606,370,020

		769,567,917

Security	Shares/ Investment Value	Value

Short-Term Securities — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(a)	$15,276,870	$15,276,870

Total Affiliated Investment Companies — 100.1% (Cost — $3,205,268,835)		3,619,898,243

Liabilities in Excess of Other Assets — (0.1)%		(4,210,471)

Net Assets — 100.0%		$3,615,687,772

(a)	Annualized 7-day yield as of period end.
(b)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	—	—	—	—	$—	$66,587	(c)	$12,968	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(d)	6,598,067	8,678,803	—	15,276,870	15,276,870	162,074		—	—
iShares Core MSCI Total International Stock ETF	12,341,347	6,705,134	(94,897)	18,951,584	1,094,643,492	14,801,552		(935,508)	68,460,385
iShares Developed Real Estate Index Fund — Class K	26,571,467	4,013,139	(18,307,739)	12,276,867	138,483,064	4,978,209		11,790,036	29,283,804
iShares TIPS Bond ETF	658,134	747,036	(1,800)	1,403,370	163,197,897	1,759,315		(12,316)	5,812,899
Large Cap Index Master Portfolio(d)	$1,067,319,615	$436,518,449	$—	$1,503,838,064	1,503,838,064	19,693,279		925,127	230,758,668
Master Small Cap Index Series(d)	$49,503,645	$48,585,191	$—	$98,088,836	98,088,836	938,868		2,667,105	5,721,582
Total International ex U.S. Index Master Portfolio(b)(d)	$10,368,490	$—	$(10,368,490)	$—	—	6,791		(381)	(5,991,957)
U.S. Total Bond Index Master Portfolio(d)	$481,658,994	$124,711,026	$—	$606,370,020	606,370,020	12,382,231		1,930,136	48,452,647

					$3,619,898,243	$54,788,906		$16,377,167	$382,498,028

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the LifePath Index Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares/ investment value purchased (sold).

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Index 2035 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,396,324,454	$—	$—	$1,396,324,454
Short-Term Securities	15,276,870	—	—	15,276,870

	$1,411,601,324	$—	$—	$1,411,601,324

Investments Valued at Net Asset Value (“NAV”)(a)				2,208,296,919

				$3,619,898,243

(a)	Certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2